Notes Payable - Summary of Notes payable (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Notes Payable [Line Items]
Total notes payable	$ 8,830
LMFA Note Payable [Member]
Notes Payable [Line Items]
Total notes payable	968
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Total notes payable	2,785
Maxim Note Payable [Member]
Notes Payable [Line Items]
Total notes payable	4,167
Insurance Financing [Member]
Notes Payable [Line Items]
Total notes payable	$ 910